Recapitalization (Details) - Schedule of Number of Shares of Common Stock Issued Immediately Following the Consummation	11 Months Ended
Dec. 31, 2023 shares
Schedule of Number of Shares of Common Stock Issued Immediately Following the Consummation [Line Items]
Dune Class A common stock, outstanding prior to the Business Combination	5,494,554
Less: Redemption of Dune Class A common stock	(747,518)
Business Combination shares	4,747,036
Common Stock immediately after the Business Combination	9,728,256
Global Hydrogen shares, Class B [Member]
Schedule of Number of Shares of Common Stock Issued Immediately Following the Consummation [Line Items]
Common stock shares	681,220
PIPE investor shares, Class A [Member]
Schedule of Number of Shares of Common Stock Issued Immediately Following the Consummation [Line Items]
Common stock shares	4,300,000